Employee Benefit Program (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Employee vested	100.00%		100.00%
Employer contributions accrued	$ 123,409	$ 81,622	$ 123,177	$ 105,775